Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 533,836	R$ 3,985,297
Tax loss	(413,137)	2,872
Negative tax basis of social contribution	(149,887)	11,780
Provision for judicial liabilities	715	55,562
Operating provisions and other losses	93,545	215,779
Exchange rate variation	5,000,881	(1,913,350)
Derivative (gains) losses (“MtM”)	2,908,925	(668,926)
Amortization of fair value adjustments arising from business combinations	193	2,219
Unrealized profit on inventories	387,579	(211,474)
Leases	250,834	(8,728)
Goodwill - tax benefit on unamortized goodwill	(288,233)	(278,551)
Property, plant and equipment - deemed cost	70,600	79,866
Depreciation accelerated for tax-incentive reason	66,217	70,140
Capitalized loan costs	(307,419)	(429,229)
Fair value of biological assets	(201,663)	(412,158)
Credits on exclusion of ICMS from the PIS/COFINS tax base	12,763	43,430
Other temporary differences	5,670	(10,693)
Closing balance	R$ 7,971,419	R$ 533,836